Assets Pledged and Received as Collateral	12 Months Ended
Mar. 31, 2018
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Assets Pledged and Received as Collateral
38	ASSETS PLEDGED AND RECEIVED AS COLLATERAL

Assets Pledged

The carrying amounts of assets pledged as collateral at March 31, 2018 and 2017 were as follows:

	At March 31,
	2018	2017
	(In millions)
Cash and deposits with banks(1)	¥32,010	¥87,670
Trading assets	2,423,002	2,426,665
Financial assets at fair value through profit or loss	1,518,748	1,570,904
Held-to-maturity investments	365,450	1,168,111
Available-for-sale financial assets	10,648,468	8,128,082
Loans and advances(1)	11,019,253	10,058,951
Other assets(1)	1,825,987	1,308,136

Total	¥27,832,918	¥24,748,519

(1)	Cash and deposits with banks, loans and advances, and other assets include those at SMFL, which are reclassified as assets held for sale. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”

The SMBC Group pledges assets as collateral to secure payables under repurchase agreements, securities lending transactions and securitizations, borrowings or for cash settlements, margins on derivative transactions and certain other purposes. These transactions are conducted under terms that are usual and customary to standard contracts.

Loaned securities for which the borrowers have the right to sell or repledge were ¥7,731,243 million and ¥5,201,373 million at March 31, 2018 and 2017, respectively.

For the reserve funds with the Bank of Japan and other reserve deposits for foreign offices maintained by the SMBC Group, refer to Note 5 “Cash and Deposits with Banks.”

Assets Received as Collateral

Under certain transactions, including reverse repurchase agreements, securities borrowing, and discounting of bills, the SMBC Group is permitted to resell or repledge the collateral held in the absence of default by the owner of the collateral. These transactions are conducted under terms that are usual and customary for standard contracts. The fair values of securities and bills accepted as collateral were ¥12,218,264 million and ¥13,673,077 million at March 31, 2018 and 2017, respectively. As to the securities received in the reverse repurchase agreements and securities borrowing transactions, the SMBC Group has the obligation to return equivalent securities upon completion of the transactions. The fair value of securities sold or repledged to others was ¥8,839,133 million and ¥7,787,059 million at March 31, 2018 and 2017, respectively.